Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2024
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments

Note 5. Fair Value of Financial Instruments

The following tables present the segmentation of the investment portfolio at fair value, as of June 30, 2024 and December 31, 2023, according to the fair value hierarchy as described in Note 2. Significant Accounting Policies:

	June 30, 2024
	Level 1	Level 2	Level 3	Total
Investments
Senior secured loans - first lien	$—	$2,710	$7,664	$10,374
Senior secured loans - second lien	—	—	—	—
Senior secured bonds	—	21	—	21
Total senior debt	$—	$2,731	$7,664	$10,395
Equity and other	—	—	141	141
Total investments	$—	$2,731	$7,805	$10,536
Percentage	0.0%	25.9%	74.1%	100.0%

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Investments
Senior secured loans - first lien	$—	$3,275	$20,055	$23,330
Senior secured loans - second lien	—	—	—	—
Senior secured bonds	—	21	—	21
Total senior debt	$—	$3,296	$20,055	$23,351
Equity and other	—	—	575	575
Total investments	$—	$3,296	$20,630	$23,926
Percentage	0.0%	13.8%	86.2%	100.0%

Significant Level 3 Unobservable Inputs

The following tables present quantitative information related to the significant Level 3 unobservable inputs associated with the determination of fair value for certain investments as of June 30, 2024 and December 31, 2023:

June 30, 2024
Asset Category	Fair Value	Valuation Techniques (1)	Unobservable Inputs (2)	Weighted Average Input Value	Range (3)	Impact to Valuation from an Increase in Input (4)
Senior Secured Loans - First Lien	$842	Yield analysis	Yield	22.37%	22.37%	Decrease
	$6,001	Discounted cash flow	Discount Rate	20.15%	9.55% - 22.95%	Decrease
	$472	Recovery analysis	Recovery Percentage	52.15%	52.15%	Increase
Equity/Other	$8	Market comparable	Cash Flow Multiple	4.6x	4.6x	Increase
	$18	Market comparable	EBITDA Multiple	5.15x	4.8-5.5x	Increase
		Market comparable	Oil production multiple (5)	26333x	26333x	Increase
		Market comparable	Oil reserve multiple (6)	9.9x	9.9x	Increase
	$115	Discounted cash flow	Discount Rate	17.63%	17.63%	Decrease
Total	$7,456

(1)	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.

(2)	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of June 30, 2024, the Master Fund held no investments of this nature.

(3)	A range is not provided when there is only one investment within the classification or multiple investments that have the same unobservable input; weighted average amounts are based on the estimated fair values.

(4)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.

(5)	Oil production multiple is valued based on thousand barrels of oil equivalent per day (MBOE/d).

(6)	Oil reserve multiple is valued based on million barrels of oil equivalent (MMBOE).

December 31, 2023
Asset Category	Fair Value	Valuation Techniques (1)	Unobservable Inputs (2)	Weighted Average Input Value	Range (3)	Impact to Valuation from an Increase in Input (4)
Senior Secured Loans - First Lien	$853	Yield analysis	Yield	19.96%	19.96%	Decrease
	$18,501	Discounted cash flow	Discount Rate	15.29%	9.55% - 22.95%	Decrease
	$701	Recovery analysis	Recovery Percentage	52.15%	52.15%	Decrease
Equity/Other	$9	Market comparable	Cash Flow Multiple	4.6x	4.6x	Increase
	$18	Market comparable	EBITDA Multiple	5.15x	4.8x - 5.5x	Increase
		Market comparable	Oil production multiple (5)	26333x	26333x	Increase
		Market comparable	Oil reserve multiple (6)	9.9x	9.9x	Increase
	$548	Discounted cash flow	Discount Rate	17.63%	17.63%	Decrease
Total	$20,630

(1)	For the investments that have more than one valuation technique, the Master Fund may rely on the stated techniques individually or in the aggregate based on a weight ascribed to each valuation technique, ranging from 0% to 100%.

(2)	The Master Fund generally uses prices provided by an independent pricing service, or directly from an independent broker, which are non-binding indicative prices on or near the valuation date as the primary basis for the fair valuation determinations for quoted senior secured bonds and loans. Since these prices are non-binding, they may not be indicative of fair value. Each quoted price is evaluated by Guggenheim in conjunction with additional information compiled by it, including financial performance, recent business developments and various other factors. Investments with fair values determined in this manner were not included in the table above. As of December 31, 2023, the Master Fund held no investments of this nature.

(3)	A range is not provided when there is only one investment within the classification or multiple investments that have the same unobservable input; weighted average amounts are based on the estimated fair values.

(4)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs in isolation could result in significantly higher or lower fair value measurements.

(5)	Oil production multiple is valued based on thousand barrels of oil equivalent per day (MBOE/d).

(6)	Oil reserve multiple is valued based on million barrels of oil equivalent (MMBOE).

In addition to the Level 3 valuation methodologies and unobservable inputs noted above, the Master Fund, in accordance with its valuation policy, may also use other valuation techniques and methodologies when determining the fair value estimates for its investments.

The following tables present a roll-forward of the fair value changes for all investments for which the Master Fund determines fair value using Level 3 unobservable inputs for the three and six months ended June 30, 2024 and June 30, 2023:

	For the Three Months Ended June 30, 2024
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of April 1, 2024	$11,809	$—	$—	$1,837	$13,646
Additions (1)	235	—	—	—	235
Sales and repayments (2)	(4,720)	—	—	(1,142)	(5,862)
Net realized gains (losses) (3)	82	—	—	(3,506)	(3,424)
Net change in unrealized appreciation (depreciation) on investments (4)	(94)	—	—	2,952	2,858
Net discount accretion	11	—	—	—	11
Transfers into Level 3 (5)	341	—	—	—	341
Transfers out of Level 3 (6)	—	—	—	—	—
Fair value balance as of June 30, 2024	$7,664	$—	$—	$141	$7,805
Change in net unrealized depreciation on investments held as of June 30, 2024	$(55)	$—	$—	$(20)	$(75)

	For the Six Months Ended June 30, 2024
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of January 1, 2024	$20,055	$—	$—	$575	$20,630
Additions (1)	378	—	—	—	378
Sales and repayments (2)	(12,468)	—	—	(1,142)	(13,610)
Net realized gains (losses) (3)	128	—	—	(3,506)	(3,378)
Net change in unrealized appreciation (depreciation) on investments (4)	(770)	—	—	4,214	3,444
Net discount accretion	—	—	—	—	—
Transfers into Level 3 (5)	341	—	—	—	341
Transfers out of Level 3 (6)	—	—	—	—	—
Fair value balance as of June 30, 2024	$7,664	$—	$—	$141	$7,805
Change in net unrealized appreciation (depreciation) on investments held as of June 30, 2024	$(829)	$—	$—	$119	$(710)

(1)	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.

(2)	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.

(3)	Included in net realized gains (losses) on investments on the consolidated statements of operations.

(4)	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.

(5)	For the three and six months ended June 30, 2024, there were no investments transferred from Level 2 to Level 3.

(6)	For the three and six months ended June 30, 2024, there were no investments transferred from Level 3 to Level 2.

	For the Three Months Ended June 30, 2023
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of April 1, 2023	$27,195	$—	$—	$428	$27,623
Additions (1)	590	572	—	—	1,162
Sales and repayments (2)	(5,010)	—	—	—	(5,010)
Net realized gains (3)	30	—	—	—	30
Net change in unrealized depreciation on investments (4)	(416)	—	—	(16)	(432)
Net discount accretion	19	—	—	—	19
Fair value balance as of June 30, 2023	$22,408	$572	$—	$412	$23,392
Change in net unrealized depreciation on investments held as of June 30, 2023	$(421)	$—	$—	$(16)	$(437)

	For the Six Months Ended June 30, 2023
	Senior Secured Loans - First Lien	Senior Secured Loans - Second Lien	Senior Secured Bonds	Equity and Other	Total
Balance as of January 1, 2023	$25,149	$—	$102	$385	$25,636
Additions (1)	854	572	—	4,650	6,076
Sales and repayments (2)	(5,254)	—	—	(317)	(5,571)
Net realized gains (3)	35	—	—	317	352
Net change in unrealized depreciation on investments (4)	(181)	—	—	(4,593)	(4,774)
Net discount accretion	37	—	—	—	37
Transfers into Level 3 (5)	1,768	—	—	—	1,768
Transfers out of Level 3 (6)	—	—	(102)	(30)	(132)
Fair value balance as of June 30, 2023	$22,408	$572	$—	$412	$23,392
Change in net unrealized depreciation on investments held as of June 30, 2023	$(448)	$—	$—	$(68)	$(516)

(1)	Includes increases in the cost basis of investments resulting from new and incremental portfolio investments, including the capitalization of PIK income.

(2)	Includes principal payments/paydowns on debt investments and proceeds from sales of investments.

(3)	Included in net realized gains (losses) on investments on the consolidated statements of operations.

(4)	Included in net change in unrealized appreciation (depreciation) on investments on the consolidated statements of operations.

(5)	For the three and six months ended June 30, 2023, investments were transferred from Level 2 to Level 3 as valuation coverage was reduced to one independent pricing service without any corroborating recent trade or another broker quotation.

(6)	For the three and six months ended June 30, 2023, investments were transferred from Level 3 to Level 2 as valuation coverage was initiated by more than one independent pricing services or by one independent pricing service with a corroborating recent trade or another broker quotation.